Borrowings (Details 4) - Foreign currency member R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional amount	R$ 720,736
Borrowings one	R$ 763,396
Other C R A 1 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Jan-2022
Notional amount	R$ 581,602
Maturity	Dec-2028
Borrowings interest rate basis	IPCA + 5.54%
Borrowings one	R$ 616,025
Other C R A 2 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Jan-2022
Notional amount	R$ 139,134
Maturity	Dec-2031
Borrowings interest rate basis	IPCA + 5.57%
Borrowings one	R$ 147,371